17. RELATED PARTIES' TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTIES' TRANSACTIONS

17.1   Sales of goods and services

	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
CTB (1)	1	-	-
Transener	-	1	1
TGS (2)	29	51	23
Greenwind	1	-	-
Refinor (3)	18	16	5
Other related parties
SACDE	-	1	-
	49	69	29

(1)	Corresponds mainly to advisory services for technical assistance.
(2)	Corresponds mainly to advisory services for technical assistance and purchase of gas. TGS’ Meeting of Shareholders held on October 17, 2019 approved certain amendments to the services agreement which extend the agreement’s term and entail a progressive reduction over the years of the remuneration collectable by the Company as technical operator.
(3)	Corresponds mainly to sales of gas and refined products.

17.2   Purchases of goods and services

	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
TGS (1)	(22)	(21)	(8)
SACME	(1)	(2)	(2)
Refinor (2)	(19)	(34)	(17)
Oldelval (3)	(1)	(2)	(3)
Other related parties
SACDE (4)	-	(2)	-
Orígenes Vida	-	-	(1)
	(43)	(61)	(31)

(1)	Corresponds mainly to natural gas transportation services.
(2)	Corresponds mainly to purchases of refined products.
(3)	Correspond mainly to oil transportation services.
(4)	Correspond mainly to construction services that include work execution and storage of materials, capitalized in Properties, plant and equipment.

17.3   Fees for services

	12.31.2019	12.31.2018	12.31.2017
Other related parties
Salaverri, Dellatorre, Burgio & Wetzler	(1)	(1)	(1)
	(1)	(1)	(1)

Corresponds to fees for legal advice.

17.4   Other operating income (expenses), net

	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
Greenwind	(1)	-	-
OCP (1)	-	(7)	-
Other related parties
SACDE	1	-	-
Foundation (2)	(2)	(2)	(1)
	(2)	(9)	(1)

(1) Corresponds to onerous contract (Ship or Pay).

(2) Corresponds to donations.

17.5   Finance income

	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures

TGS	3	3	3
	3	3	3

Corresponds to finance leases.

17.6   Dividends received

	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
CIESA/TGS	56	18	-
OCP	14	-	-
Oldelval	-	1	-
Citelec	17	-	-
	87	19	-

17.7   Payment of dividends

Other related parties	12.31.2019	12.31.2018	12.31.2017
EMESA	-	(2)	(2)
APCO Oil	-	-	(2)
	-	(2)	(4)

17.8     Key management personnel remuneration

The total remuneration to executive directors accrued amounts to U$S 6 million (U$S 7 million loss for Directors' and Sindycs' fees and U$S 1 million net gain for the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plans) during the year ended December 31, 2019, U$S 9.6 million (U$S 4.6 million in Directors' and Sindycs' fees and U$S 5.0 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plans) during the year ended December 31, 2018 and U$S 31.2 million (U$S 4.1 million in Directors' and Sindycs' fees and U$S 27.1 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plan) during the year ended December 31, 2017.

17.9     Balances with related parties

As of December 31, 2019	Trade receivables	Other receivables
	Current	Non Current	Current
Associates and joint ventures
TGS	4	34	5
CIESA	-	-	-
Greenwind	-	4	-
Refinor	2	-	-
OCP	-	15	-
Other related parties
SACDE	-	-	2
Other	-	-	1
	6	53	8

As of December 31, 2019	Trade payables	Other payables	Borrowings
	Current	Current	Current
Associates and joint ventures
Greenwind	5	-	-
SACME	2	-	-
Citelec	-	-	14
OCP	-	5	-
Refinor	1	-	-
	8	5	14

According to paragraphs 25 and 26 of IAS 24, Edenor applied the disclosure exemption in relation to related party transactions with a governmental agency that has control, joint control or significant influence. As of December 31, 2019, ANSES holds Edenor's Notes due 2022 amounting to $ 752 million (U$S 20 million of nominal value).

As of December 31, 2018	Trade receivables	Other receivables
	Current	Non Current	Current
Associates and joint ventures
TGS	8	38	4
Greenwind	-	11	-
Refinor	2	-	-
Other related parties
SACDE	-	-	1
	10	49	5

As of December 31, 2018	Trade payables	Other payables	Borrowings
	Current	Current	Current
Associates and joint ventures
TGS	3	-	-
Refinor	3	-	-
Other related parties
Orígenes Retiro	-	-	1
	6	-	1